Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Disclosure of Accounts Receivable, Net

	December 31, 2020		December 31, 2019
Trade accounts receivable	Ps.	26,309	Ps.	26,942
The Coca-Cola Company (see Note 15)		509		802
Loans to employees		118		115
Heineken Group (see Note 15)		1,167		749
Others		2,608		3,214
Allowance for expected credit losses		(2,462)		(2,189)
	Ps.	28,249	Ps.	29,633

Disclosure of Aging of Accounts Receivable (Days Current or Outstanding)

Aging of accounts receivable (days current or outstanding)

	December 31,		December 31,
	2020		2019
Current	Ps.	24,556	Ps.	24,696
0‑30 days		2,024		3,278
31‑60 days		836		1,345
61‑90 days		317		668
91‑120 days		438		244
120+ days		2,540		1,591
Total	Ps.	30,711	Ps.	31,822

Disclosure of Changes in Allowance for Expected Credit Losses

Changes in the allowance for expected credit losses

	2020		2019		2018
Balance at the beginning of the period	Ps.	2,189	Ps.	2,114	Ps.	1,375
Effect of adoption of IFRS 9		—		—		468
Adjusted balance at the beginning of the period		2,189		2,114		1,843
Allowance for the period		591		709		348
Additions (write-offs) of uncollectible accounts (1)		(613)		(269)		(402)
Addition from business combinations		273		—		1
Effects of changes in foreign exchange rates		22		(365)		324
Balance at the end of the period	Ps.	2,462	Ps.	2,189	Ps.	2,114